Vendor Deposits	12 Months Ended
Dec. 31, 2022
Vendor Deposits
Vendor Deposits

10.	Vendor Deposits

During 2021, the Company paid $60 thousand to Salt River Project, an Arizona utility company, as a refundable deposit for engineering services for implementation of additional electricity capacity to facilitate the development of the Company’s 1.5MW charging capabilities. In 2022, this contract was cancelled, and the deposit was refunded. Additionally, the Company recorded a total of $38 thousand in 2021 for deposits on equipment purchases to be delivered at future dates. At December 31, 2022, the company had total Vendor deposits of $20 thousand related to deposits on equipment.